Property Transactions, Net - Schedule of Property Transactions, Net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Other property transactions, net					$ 41,903	$ 12,213	$ 23,290
Property transactions, net					1,503,942	41,002	124,761
MGM China [Member]
Property, Plant and Equipment [Line Items]
Non cash impairment charge					1,467,991
Grand Victoria [Member]
Property, Plant and Equipment [Line Items]
Investment impairment charge	$ 29,000		$ 29,000	$ 37,000	17,050	$ 28,789	36,607
Circus Circus Reno and Silver Legacy [Member]
Property, Plant and Equipment [Line Items]
Gain on sale of Circus Circus Reno and Silver Legacy investment					$ 23,002
Corporate Buildings [Member]
Property, Plant and Equipment [Line Items]
Corporate buildings impairment charges		$ 44,510					44,510
Other Nevada Land [Member]
Property, Plant and Equipment [Line Items]
Real estate impairment charges							$ 20,354